Cover Page Document	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	United Therapeutics Corporation
Amendment Flag	false
Entity Central Index Key	0001082554
Entity Incorporation, State or Country Code	DE
Entity File Number	000-26301
Entity Tax Identification Number	52-1984749
Entity Address, Address Line One	1000 Spring Street
Entity Address, City or Town	Silver Spring,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20910
City Area Code	301
Local Phone Number	608-9292
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	UTHR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false